Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (3,046,347)	$ (2,945,721)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,585,468	1,473,027
Loss on equity investment		400,000
Impairment of inventory	172,200
Stock-based compensation	42,335	161,511
Increase in allowance for doubtful accounts	17,680	40,000
Impairment of deferred issuance costs	244,399
(Gain) loss on fair value of interest rate swap	(429,413)	339,937
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(1,764,241)	1,549,366
Work-in-progress	8,538	67,548
Inventory	16,658	(10,648)
Costs and estimated earnings in excess of billings	(849,241)
Other current assets	385,459	464,683
Accounts payable	1,995,622	(1,482,482)
Promissory notes payable	154,499	154,906
Accrued expenses	71,821	(227,432)
Income taxes payable		(90,000)
Deferred income taxes		(7,000)
Derivative instruments - interest rate swap	(234,096)	(228,927)
Deferred revenue	131,303	(268,374)
Other long-term liabilities	553,464
Other	75,000	(34,140)
Net cash used in operating activities	(868,892)	(643,746)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from short-term investments	547,836	309,355
Proceeds from cash grant		6,284,476
Cash paid for business acquisition, net of cash acquired	(735,872)	(1,000,000)
Payment for investment		(120,000)
Payments for project development costs, net of reimbursements	(26,374)	(54,022)
Payments for property and equipment	(339,602)	(197,784)
Net cash provided by (used in) investing activities	(554,012)	5,222,025
CASH FLOWS FROM FINANCING ACTIVITIES
Change in restricted cash	(76,050)	(76,872)
Escrow deposits related to long-term debt, net	(145,226)	(242,135)
Proceeds from sale of common stock	20,000
Cash dividends paid	(388,612)	(345,099)
Proceeds from sale of preferred stock of subsidiary	1,400,000
Payments for deferred offering costs		(75,000)
Proceeds from notes payable	715,963
Payments of accounts payable and promissory notes payable related to property and equipment		(3,592,773)
Net cash provided by (used in) financing activities	672,546	(7,798,388)
NET INCREASE (DECREASE) IN CASH	(750,358)	(3,220,109)
CASH BEGINNING OF THE PERIOD	2,031,039	5,251,148
CASH END OF THE PERIOD	1,280,681	2,031,039
Cash paid during the year for:
Interest	687,360	739,817
NONCASH INVESTING AND FINANCING ACTIVITIES
Issuance of common stock for equity line commitment		244,399
Contingent issuance of common stock for PEC acquisition		385,000
Issuance of common stock through reduction in accounts payable	75,400
Accrued dividend on redeemable preferred membership interests	75,554
Series A Preferred Stock [Member]
NONCASH INVESTING AND FINANCING ACTIVITIES
Series A preferred stock dividend paid with common stock	297,652	392,026
Series A preferred stock dividend in accrued expenses	51,929	98,542
Other Loans [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on bank notes payable	$ (853,529)	$ (3,466,509)